UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
May 17, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 2,693,226

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMR Corp.                      COM              001765106     5208   171045 SH       Sole                            171045
Alaska Air Group               COM              011659109    11049   290000 SH       Sole                            290000
Allstate Insurance Grp.        COM              020002101    91681  1526482 SH       Sole                           1526482
Altria Group Inc               COM              02209S103   115206  1311987 SH       Sole                           1311987
American International Group   COM              026874107    85566  1272918 SH       Sole                           1272918
American Woodmark Corp         COM              030506109    10752   292500 SH       Sole                            292500
Anadarko Petroleum Corp.       COM              032511107   100410  2336200 SH       Sole                           2336200
BHP BILLITON LTD SPONSORED ADR COM              088606108    91247  1883320 SH       Sole                           1883320
Bank of America Corp           COM              060505104      403     7905 SH       Sole                              7905
Berkshire Hathaway CL B        COM              084670207      291       80 SH       Sole                                80
Black & Decker Corp            COM              091797100    20124   246552 SH       Sole                            246552
Burlington Northern Santa Fe C COM              12189T104      429     5340 SH       Sole                              5340
CHAPARRAL STL CO DEL COM       COM              159423102    32319   555592 SH       Sole                            555592
Capital One Financial Corp.    COM              14040H105   120772  1600472 SH       Sole                           1600472
Caterpillar                    COM              149123101    81269  1212434 SH       Sole                           1212434
Cemex S A Sponsor ADR New Rep  COM              151290889   153573  4689253 SH       Sole                           4689253
Centex Corp                    COM              152312104     1937    46350 SH       Sole                             46350
ChevronTexaco Corp.            COM              166764100      225     3045 SH       Sole                              3045
Cisco Systems Inc              COM              17275R102     9657   378269 SH       Sole                            378269
Citigroup Inc.                 COM              172967101   133621  2602667 SH       Sole                           2602667
ConocoPhillips                 COM              20825C104   135647  1984589 SH       Sole                           1984589
Countrywide Financial Corp.    COM              222372104   123197  3662203 SH       Sole                           3662203
DEVON ENERGY CORP NEW COM      COM              25179M103   107583  1554212 SH       Sole                           1554212
Dell Inc.                      COM              24702R101      280    12069 SH       Sole                             12069
EMBARQ CORP COM                COM              29078E105     2636    46773 SH       Sole                             46773
Eagle Materials Inc            COM              26969P108     5434   121747 SH       Sole                            121747
Exxon Mobil Corp.              COM              30231G102      847    11221 SH       Sole                             11221
FIDELITY NATIONAL FINANCIAL-A  COM              31620R105    43275  1802384 SH       Sole                           1802384
FIDELITY NATL INFO SVC COM     COM              31620M106    45491  1000686 SH       Sole                           1000686
Fannie Mae                     COM              313586109     8128   148923 SH       Sole                            148923
General Electric               COM              369604103     1258    35576 SH       Sole                             35576
Goldman Sachs Group Inc.       COM              38141G104     3833    18550 SH       Sole                             18550
Graco Inc.                     COM              384109104     8437   215439 SH       Sole                            215439
HARRIS CORP DEL COM            COM              413875105    25441   499325 SH       Sole                            499325
Harley Davidson Inc.           COM              412822108    24955   424765 SH       Sole                            424765
Home Depot                     COM              437076102    13272   361249 SH       Sole                            361249
Intel Corp                     COM              458140100      306    16000 SH       Sole                             16000
International Business Machine COM              459200101    14370   152448 SH       Sole                            152448
J.P. Morgan Chase & Co.        COM              46625H100      309     6381 SH       Sole                              6381
Lowes Companies Inc.           COM              548661107      250     7936 SH       Sole                              7936
MARSHALL EDWARDS INC COM       COM              572322303      296    75607 SH       Sole                             75607
Masco Corp                     COM              574599106      847    30900 SH       Sole                             30900
Meritage Corp.                 COM              59001A102    34754  1082010 SH       Sole                           1082010
Merrill Lynch                  COM              590188108   147317  1803813 SH       Sole                           1803813
Microsoft Corp                 COM              594918104      737    26441 SH       Sole                             26441
Morgan Stanley                 COM              617446448    27140   344589 SH       Sole                            344589
NOVAGOLD RES INC COM NEW       COM              66987E206    10758   634700 SH       Sole                            634700
NVR Inc.                       COM              62944T105    81756   122941 SH       Sole                            122941
Nabors Industries LTD New (Ber COM              G6359F103   113088  3811532 SH       Sole                           3811532
National RV Holdings           COM              637277104      945   427400 SH       Sole                            427400
Novogen LTD                    COM              67010F103     2570   251710 SH       Sole                            251710
OPENTV CORP CL A               COM              G67543101      490   200000 SH       Sole                            200000
Patterson Energy Inc.          COM              703481101    50892  2267929 SH       Sole                           2267929
Polaris Industries, Inc.       COM              731068102    21680   451845 SH       Sole                            451845
RTI International Metals Inc.  COM              74973W107    19396   213120 SH       Sole                            213120
Rush Enterprises CLA           COM              781846209     3585   186605 SH       Sole                            186605
Rush Enterprises CLB           COM              781846308     5125   283005 SH       Sole                            283005
Stanley Furniture Inc New      COM              854305208    16961   815430 SH       Sole                            815430
Terex Corp Del                 COM              880779103    99928  1392524 SH       Sole                           1392524
Thor Industries Inc.           COM              885160101    63531  1612869 SH       Sole                           1612869
Toll Brothers Inc.             COM              889478103    53694  1961080 SH       Sole                           1961080
U S Bancorp Del New            COM              902973304      532    15210 SH       Sole                             15210
United Technologies Corp.      COM              913017109      438     6745 SH       Sole                              6745
UnitedHealth Group Inc.        COM              91324P102   130408  2461928 SH       Sole                           2461928
WESCO INTERNATIONAL INC        COM              95082P105    16850   268400 SH       Sole                            268400
Wal-Mart Stores                COM              931142103      385     8192 SH       Sole                              8192
Washington Mutual Inc.         COM              939322103    51818  1283252 SH       Sole                           1283252
Wells Fargo & Co.              COM              949746101      211     6140 SH       Sole                              6140
Whirlpool Corp                 COM              963320106    71076   837070 SH       Sole                            837070
Winnebago Inds. Inc.           COM              974637100    29011   862644 SH       Sole                            862644
Wyeth                          COM              983024100      417     8338 SH       Sole                              8338
YRC WORLDWIDE INC              COM              984249102     5594   139089 SH       Sole                            139089
Muhlenkamp Fund                                 962096103      313 3733.610 SH       Sole                         3733.6100